Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable	$ 2,000
Allowance for doubtful accounts	0	$ 0
Accounts receivable, net	2,000
Written-off bad debts	$ 0	$ 0